Benefits Expected to be Paid (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 2,013
2015	1,715
2016	1,871
2017	2,042
2018	2,236
2019-2023	13,464
Total	¥ 23,341